Related party borrowings and receivables (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016 EUR (€) shares	Dec. 31, 2016 USD ($)	Dec. 31, 2017 USD ($) shares	Mar. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Sep. 21, 2016 shares	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Related party receivables and borrowings
Non-current payables to related parties	€ 709		$ 0		$ 709
Number of shares issued and fully paid	11,100,000		236,300,000		11,100,000
Related party receivable | $							$ 440	$ 490
Repayment of borrowings issued to related party | $		$ 441
ARD Group Finance Holding S.A.
Related party receivables and borrowings
Non-current payables to related parties	€ 716			$ 716
Number of shares issued and fully paid						1,111,200
ARD Finance S.A.
Related party receivables and borrowings
Repayment of borrowings issued to related party | €	€ 441
Class B common shares
Related party receivables and borrowings
Number of shares issued and fully paid			217,700,000	217,696,000
Class B common shares | ARD Group Finance Holding S.A.
Related party receivables and borrowings
Number of shares issued and fully paid			86,154	86,154